Transactions with related companies and joint venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Transactions with associates companies [Line Items]
Energy income	$ 3,415	$ 3,255	$ 3,173
Royalty income	1,381	15,928	18,638
Supplies income	179	169	890
Minerals income	0	0	211
Purchase of supplies from related party	57	53	55
Sales of services	22,222	21,052	20,285
Dividends received and collected	79,140	148,411	3,649
Interest income on loans made to related party	94	89	114
Dividends paid to non-controlling shareholders	2,647	6,160	5,140
Operation and maintenance
Disclosure Of Transactions with associates companies [Line Items]
Sales of services	310	262	280
Administrative and Management services
Disclosure Of Transactions with associates companies [Line Items]
Sales of services	816	802	672
Services of Energy Transmission
Disclosure Of Transactions with associates companies [Line Items]
Sales of services	183	153	320
Constructions services
Disclosure Of Transactions with associates companies [Line Items]
Sales of services	0	8	72
Compania Minera Coimolache S.A.
Disclosure Of Transactions with associates companies [Line Items]
Dividends received and collected	802	11,320	3,649
Tinka resources Ltd
Disclosure Of Transactions with associates companies [Line Items]
Contributions granted and paid	1,676	0	0
Sociedads Minera Cerro Verde S.A.A.
Disclosure Of Transactions with associates companies [Line Items]
Dividends received and collected	78,338	137,091	0
Transportadora Callao SA
Disclosure Of Transactions with associates companies [Line Items]
Interest income on loans made to related party	94	89	114
Newmont Peru Limited
Disclosure Of Transactions with associates companies [Line Items]
Dividends paid to non-controlling shareholders	$ 2,647	$ 6,160	$ 5,140